Lease liability - Summary of Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	$ 3,895	$ 3,238
Non-current lease liabilities	11,836	13,882
Lease Liability	15,731	17,120
Property
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	3,743	3,117
Non-current lease liabilities	11,505	13,647
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	39	38
Non-current lease liabilities	73	105
Vehicle
Disclosure of detailed information about property, plant and equipment [line items]
Lease Liability, Current	113	83
Non-current lease liabilities	$ 258	$ 130